UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22323

Nuveen Enhanced Municipal Value
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Enhanced Municipal Value Fund (NEV)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.8%
$ 355	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	$ 344,616
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
2,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AAA	1,969,460
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
2,355	Total Alabama			2,314,076
	Arizona – 5.5%
2,000	Arizona State, Certificates of Participation, Series 2010A, 5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AAA	2,084,820
2,500	Festival Ranch Community Facilities District, Town of Buckeye, Arizona, District General	7/19 at 100.00	BBB+	2,516,750
	Obligation Bonds, Series 2009, 6.500%, 7/15/31
2,925	Nogales Municipal Development Authority, Inc., Arizona, Municipal Facilities Revenue Bonds,	6/19 at 100.00	AA	2,933,190
	Series 2009, 4.750%, 6/01/39
2,000	Pima County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson	No Opt. Call	BBB–	2,069,380
	Electric Power Company, San Juan Porject, Series 2009A, 4.950%, 10/01/20
320	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	263,638
	2008, 7.000%, 12/01/27
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
50	5.000%, 12/01/32	No Opt. Call	A	45,635
4,120	5.000%, 12/01/37	No Opt. Call	A	3,673,062
1,927	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,592,473
	2005, 6.000%, 7/01/30
15,842	Total Arizona			15,178,948
	Arkansas – 0.3%
860	Little River County, Arkansas, Revenue Refunding Bonds, Georgia-Pacific Corporation, Series	10/10 at 100.00	Ba3	787,829
	1998, 5.600%, 10/01/26 (Alternative Minimum Tax)
	California – 14.8%
1,000	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	N/R	812,680
	Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured
1,000	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	985,110
	Institutes, Series 2001, 5.250%, 10/01/34
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,052,640
	2009, 8.000%, 11/01/29
500	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB–	500,485
	of the West, Series 2010, 5.750%, 10/01/25
4,600	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AAA	4,682,018
	2004C, 5.050%, 8/15/38 – AGM Insured
6,125	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AAA	6,234,209
	2004D, 5.050%, 8/15/38 – AGM Insured
275	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/16 at 100.00	AA	283,652
	of Participation, Series 2006A, 5.000%, 7/01/32 – NPFG Insured
490	Etiwanda School District, California, Coyote Canyon Community Facilties District 2004-1	9/19 at 100.00	N/R	500,403
	Improvement Area 2 Special Tax Bonds, Series 2009, 6.500%, 9/01/32
880	Folsom Public Financing Authority, California, Subordinate Special Tax Revenue Bonds, Series	9/20 at 100.00	A–	888,879
	2010A, 5.250%, 9/01/24
3,030	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AAA	2,995,791
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – AGC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
4,055	5.750%, 6/01/47	6/17 at 100.00	BBB	2,888,214
1,000	5.125%, 6/01/47	6/17 at 100.00	BBB	645,660
200	Jurupa Public Financing Authority, California,Superior Lien Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	198,642
	5.000%, 9/01/33 (WI/DD, Settling 8/19/10)
525	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	542,834
	Airport, Senior Lien Series 2010A, 5.000%, 5/15/31
100	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds,	12/12 at 102.00	B–	100,409
	Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B,
	7.500%, 12/01/24 (Alternative Minimum Tax)
1,500	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation,	No Opt. Call	BB	1,476,210
	Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25
265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa2	289,746
	6.750%, 11/01/39
5,445	Peralta Community College District, Alameda County, California, General Obligation Bonds,	8/19 at 100.00	AA–	5,602,034
	Election of 2006, Series 2009C, 5.000%, 8/01/39
2,170	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and 3,	8/15 at 102.00	AAA	2,456,766
	Tender Option Bond Trust 3116, 21.798%, 8/01/38 – AGM Insured (IF)
1,000	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	AA–	1,026,200
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
2,400	Semitrophic Improvement District of Semitrophic Water Storage Dustrict, Kern County,	No Opt. Call	AA–	2,760,240
	California, Revenue Bonds, Tender Option Bond Trust 3584, 21.709%, 6/01/17 (IF) (5)
3,110	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/17 at 100.00	AAA	3,172,573
	Series 2007, 5.000%, 8/01/31 – AGM Insured
1,020	Western Placer Unified School District, Placer County, California, Certificates of	8/19 at 100.00	AAA	1,030,934
	Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured
41,690	Total California			41,126,329
	Colorado – 4.9%
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown	7/19 at 100.00	N/R	945,930
	Pointe Academy of Westminster Project, Chartered Through Adams County School District 50,
	Series 2009, 5.000%, 7/15/39
2,120	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of	12/15 at 100.00	N/R	1,854,958
	Evergreen, Series 2005A, 6.500%, 12/01/35
750	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	895,260
	Leavenworth Health Services Corporation, Tender Option Bond Trust 3702, 18.420%,
	1/01/18 (IF) (5)
1,000	Colorado Housing and Finance Authority, Multifamily Housing Revenue Senior Bonds, Castle	12/10 at 100.00	N/R	893,490
	Highlands Apartments Project, Series 2000A-1, 5.900%, 12/01/20 – AMBAC Insured (Alternative
	Minimum Tax)
250	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	220,038
	2007, 6.200%, 4/01/16 (Alternative Minimum Tax)
2,000	Conservatory Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax	12/17 at 100.00	N/R	1,516,380
	Bonds, Series 2007, 5.125%, 12/01/37 – RAAI Insured
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003:
1,000	7.600%, 12/01/16	6/14 at 101.00	N/R	1,034,030
500	7.700%, 12/01/17	6/14 at 101.00	N/R	518,005
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs
	Utilities, Series 2008:
475	6.250%, 11/15/28	No Opt. Call	A	510,293
3,880	6.500%, 11/15/38	No Opt. Call	A	4,234,865
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	821,487
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
13,790	Total Colorado			13,444,736
	Connecticut – 0.7%
915	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A,	1/20 at 100.00	N/R	965,874
	7.750%, 1/01/43
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,058,910
	Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22
1,915	Total Connecticut			2,024,784
	District of Columbia – 0.1%
400	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	397,404
	Series 2001, 6.750%, 5/15/40
	Florida – 9.0%
1,970	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	1,530,158
	Bonds, Series 2006A, 5.125%, 5/01/38
1,000	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	996,900
	6.625%, 5/01/34
4,285	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2009-2,	7/19 at 100.00	AA+	4,350,518
	4.650%, 7/01/29
3,160	JEA, Florida, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 11801,	4/11 at 100.00	AA–	3,159,052
	20.287%, 4/01/35 – NPFG Insured (IF)
2,400	Miami-Dade County School Board, Florida, Certificates of Participation, Tender Option Bond	11/16 at 100.00	AAA	2,822,160
	Trust 3118, 21.405%, 11/01/31 – BHAC Insured (IF)
1,625	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	1,665,836
	2010A-1, 5.375%, 10/01/35
1,460	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AAA	1,466,833
	5.000%, 10/01/35 (WI/DD, Settling 8/05/10) – AGM Insured
3,660	Miami-Dade County, Florida, Capital Asset Acquisition Special Obligation Bonds, Series 2009A,	4/19 at 100.00	AAA	3,757,685
	5.125%, 4/01/34 – AGC Insured
10	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series	1/19 at 100.00	AA+	10,178
	2009A, 5.000%, 1/01/39
470	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	437,481
	5.875%, 5/01/22
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	1,004,600
	Obligation Group, Tender Option Bond Trust 3119, 17.611%, 8/15/37 (IF)
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Tender Option Bond Trust 09-30W, 21.605%,	10/15 at 100.00	AA	2,712,500
	10/01/35 – NPFG Insured (IF)
1,200	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	993,732
	6.650%, 5/01/40
24,740	Total Florida			24,907,633
	Georgia – 2.6%
750	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	N/R	778,800
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20	1/19 at 100.00	N/R	1,035,590
1,000	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35	1/15 at 100.00	Baa2	908,840
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	CCC+	1,354,863
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
2,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	CCC+	2,625,850
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
250	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	1/11 at 100.00	BB–	242,265
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax)
150	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	152,481
90	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B, 5.000%, 3/15/22	No Opt. Call	A	89,112
6,990	Total Georgia			7,187,801
	Illinois – 7.2%
2,500	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates,
	7.500%, 6/15/23	No Opt. Call	N/R	2,544,300
2,000	Chicago, Illinois, Chicago O’Hare International Airport Special Facility Revenue Refunding	12/12 at 100.00	Caa2	1,492,700
	Bonds, American Air Lines, Inc. Project, Series 2007, 5.500%, 12/01/30
1,460	Hoffman Estates, Illinois, General Obligation Bonds, Tender Option Bond Trust 09-28W,	12/18 at 100.00	AA+	1,791,814
	25.354%, 12/01/38 (IF)
1,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010,	5/20 at 100.00	N/R	979,880
	6.125%, 5/15/27
4,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa2	3,507,560
	2006A, 5.000%, 4/01/36
1,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	N/R	985,430
	5.125%, 5/15/35
500	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AAA	519,050
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
1,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	1,031,970
	Series 2009, 6.125%, 5/15/25
500	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	502,220
	Series 2002, 5.500%, 1/01/22
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
2,685	5.250%, 1/01/30	1/16 at 100.00	AA	2,745,171
1,000	5.250%, 1/01/36	1/16 at 100.00	AA	986,150
458	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge	No Opt. Call	N/R	427,328
	Lakes Project, Series 2005-1, 5.250%, 3/01/15
1,500	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental	6/17 at 103.00	N/R	1,408,590
	Health Center, Series 2007, 6.625%, 6/01/37
1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	1,031,610
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
20,603	Total Illinois			19,953,773
	Indiana – 3.7%
5,810	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	Aa3	5,959,375
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
1,395	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BBB–	1,461,862
	Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29
2,850	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation	2/16 at 100.00	A+	2,812,010
	Group, Series 2006A, 5.250%, 2/15/40
10,055	Total Indiana			10,233,247
	Kansas – 0.5%
1,500	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	BBB–	1,508,490
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
	Louisiana – 0.6%
80	Calcasieu Parish Inc., Louisiana, Industrial Development Board Revenue Bonds, Oil Corporation	4/14 at 100.00	Ba1	80,354
	Projcect, Series 2002, 6.625%, 2/01/16
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB+	1,037,810
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
555	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	546,986
	Series 2001B, 5.875%, 5/15/39
1,635	Total Louisiana			1,665,150
	Maine – 0.8%
2,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Tender Option Bond Trust	No Opt. Call	AA+	2,193,200
	3597, 21.593%, 11/15/16 (IF) (5)
	Massachusetts – 4.0%
625	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	689,694
	2010A, 5.500%, 1/01/22
1,000	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	1,035,630
	2010B, 5.500%, 1/01/23
3,000	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	2,789,400
	Issue, Series 2008A, 6.250%, 1/15/28
1,710	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College,	6/13 at 100.00	AA–	2,209,286
	Tender Option Bond Trust 3115, 15.454%, 6/01/37 (IF)
2,385	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	N/R	1,989,066
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,380,132
	University Issue, Series 2009A, 5.750%, 7/01/39
11,020	Total Massachusetts			11,093,208
	Michigan – 7.0%
9,650	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2005,	No Opt. Call	AAA	10,156,625
	5.250%, 5/01/27 – AGM Insured (5)
2,865	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds,	5/17 at 100.00	AAA	2,949,116
	Series 2007, 5.000%, 5/01/32 – AGM Insured
4,600	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	4,625,852
	Refunding Series 2009, 5.750%, 11/15/39
1,730	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical	10/10 at 100.00	BB–	1,602,049
	Center Obligated Group, Series 1997A, 5.250%, 8/15/27 – AMBAC Insured
18,845	Total Michigan			19,333,642
	Mississippi – 1.1%
500	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Roberts Hotel	2/21 at 102.00	NA	508,650
	of Jackson, LLC Project, Series 2010, 8.500%, 2/01/30
500	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/10 at 100.00	BBB	499,960
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	5/20 at 100.00	BBB	2,035,560
	Project, Series 2010A, 5.800%, 5/01/34
3,000	Total Mississippi			3,044,170
	Missouri – 0.6%
1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	982,830
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
640	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	N/R	643,149
	of West County, Series 2007A, 5.375%, 9/01/21
1,640	Total Missouri			1,625,979
	Nebraska – 1.9%
5,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A,	2/17 at 100.00	Aa1	5,215,450
	5.000%, 2/01/43
	Nevada – 0.7%
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	2,017,120
	International Airport, Series 2010A, 5.000%, 7/01/30
	New Jersey – 0.8%
355	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/10 at 100.50	B	340,278
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
1,750	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	1,777,300
	5.000%, 12/01/26
2,105	Total New Jersey			2,117,578
	New York – 2.5%
	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,127,632
1,225	6.250%, 7/15/40	No Opt. Call	BBB–	1,257,218
2,000	6.375%, 7/15/43	No Opt. Call	BBB–	2,060,020
2,500	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	2,600,325
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
6,825	Total New York			7,045,195
	North Carolina – 2.1%
3,485	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,577,422
	Health System, Series 2009A, 5.000%, 6/01/42
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	2,265,200
	Health System, Tender Option Bond Trust 11808, 21.528%, 6/01/35 (IF)
5,485	Total North Carolina			5,842,622
	Ohio – 6.5%
150	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series	6/20 at 100.00	AA–	150,569
	2010A, 5.000%, 6/01/38
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,000	5.750%, 6/01/34	6/17 at 100.00	BBB	2,245,260
5,500	6.500%, 6/01/47	6/17 at 100.00	BBB	4,285,160
3,000	5.875%, 6/01/47	6/17 at 100.00	BBB	2,126,250
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	769,758
	Services, Improvement Series 2010A, 5.625%, 7/01/26
2,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Nretwork Series 2009,	4/19 at 100.00	A	2,040,800
	5.375%, 4/01/34
1,000	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	1,003,110
	Refunding & improvement Series 2010, 6.375%, 4/01/30
1,200	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,285,524
	Project, Series 2009E, 5.625%, 10/01/19
1,995	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities	9/18 at 100.00	AAA	2,234,400
	Program, Tender Option Bond Trust 09-35W, 21.726%, 3/01/40 (IF)
500	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/14 at 100.00	Aa2	515,825
	Obligated Group, Series 2009B, 5.500%, 1/01/34
1,000	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	AA–	1,254,560
	Obligated Group, Tender Option Bond Trust 3591, 19.933%, 1/01/17 (IF)
20,105	Total Ohio			17,911,216
	Oklahoma – 0.4%
1,155	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992,	10/10 at 100.00	B–	1,155,069
	7.350%, 12/01/11
	Oregon – 0.7%
185	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%,	10/10 at 100.00	BB–	184,976
	8/01/25 (Alternative Minimum Tax)
370	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183,	10/10 at 100.00	Ba3	344,622
	5.700%, 12/01/25
1,500	Port Astoria, Oregon, Pollution Control Revenue Bonds, James River Project, Series 1993,	10/10 at 100.00	BB–	1,500,930
	6.550%, 2/01/15
2,055	Total Oregon			2,030,528
	Pennsylvania – 6.4%
1,000	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania,	No Opt. Call	BB	1,081,830
	Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding
	Series 2009, 6.750%, 11/01/24
1,335	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa3	1,144,255
	General Hospital, Series 2005A, 5.125%, 4/01/35
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	1,542,075
	Ministries Project, Series 2009, 6.125%, 1/01/29
2,000	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	2,016,660
	Series 2009, 7.750%, 12/15/27
	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue
	Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B:
1,125	17.361%, 8/01/38 (IF)	8/20 at 100.00	AA	1,319,119
255	18.854%, 8/01/38 (IF)	8/20 at 100.00	AA	292,903
25	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds,	2/13 at 102.00	N/R	25,151
	NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29
2,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/10 at 101.00	B+	1,770,240
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	Baa3	1,058,280
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	BBB–	1,215,276
	Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30
4,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	4/19 at 100.00	AA+	4,038,720
	Trust 4657, 15.792%, 10/01/29 (IF) (5)
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	2,156,850
	0.000%, 12/01/30
18,440	Total Pennsylvania			17,661,359
	Puerto Rico – 0.4%
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	A3	1,059,530
	5.500%, 7/01/27 – AMBAC Insured
	Tennessee – 0.9%
1,000	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate	9/10 at 100.00	C	918,890
	Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24
500	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing	12/20 at 100.00	A–	495,730
	Revenue Bonds, Goodwill Village Apartments, Series 2010A, 5.500%, 12/01/30
50	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/24	No Opt. Call	BB+	50,569
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	962,590
155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/24	No Opt. Call	A	154,352
2,705	Total Tennessee			2,582,131
	Texas – 5.6%
3,000	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp	8/19 at 100.00	BBB	3,089,610
	Inc., Series 2009A, 6.250%, 8/15/39
500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	476,730
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
2,460	Harris County-Houston Sports Authority, Texas, Junior Lien Special Revenue Bonds, Series	11/10 at 80.87	A	1,951,420
	1998B, 0.000%, 11/15/14 – NPFG Insured
255	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. –	1/11 at 100.00	B3	236,974
	Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)
1,250	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	No Opt. Call	CCC	1,191,825
	Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,000	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement	11/11 at 100.00	N/R	1,003,920
	Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009-B2, 6.500%, 2/15/14
455	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A	491,236
	Lien Series 2008D, 6.250%, 12/15/26
660	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	No Opt. Call	A	652,839
	2006A, 5.250%, 12/15/23
810	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	844,166
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	1,046,840
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34
1,500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	1,302,300
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
20,000	Texas Turnpike Authority, Second Tier Revenue Bonds, Central Texas Turnpike System, Series	8/12 at 22.71	BBB+	3,111,800
	2002, 0.000%, 8/15/37 – AMBAC Insured
32,890	Total Texas			15,399,660
	Utah – 1.3%
2,400	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Tender Option Bonds Trust	8/19 at 100.00	AA+	2,715,840
	3602, 22.193%, 2/15/35 (IF) (5)
1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BBB–	990,970
	School, Series 2010A, 6.250%, 7/15/30
3,400	Total Utah			3,706,810
	Virgin Islands – 0.1%
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	262,095
	Lien Series 2009A, 6.000%, 10/01/39
	Virginia – 0.7%
105	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	12/10 at 100.50	Ba3	104,155
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1999, 6.300%, 12/01/25 (Alternative
	Minimum Tax)
1,640	Virginia State Housing Development Authority, Rental Housing Revenue Bonds, Tender Option	No Opt. Call	AA+	1,761,524
	Bonds Trust 11799, 20.559%, 4/01/17 (IF)
1,745	Total Virginia			1,865,679
	Washington – 1.5%
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,079,640
	Research Center, Series 2009A, 6.000%, 1/01/33
2,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University,	10/19 at 100.00	Baa1	2,021,960
	Series 2009, 5.625%, 10/01/40
4,000	Total Washington			4,101,600
	Wisconsin – 3.0%
1,225	Milwaukee Redevelopment Authority, Wisconsin, Schlitz Park Mortgage Revenue Refunding Bonds,	1/11 at 100.00	N/R	1,197,142
	Series 1998A, 5.500%, 1/01/17 (Alternative Minimum Tax)
1,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender	No Opt. Call	AA	1,871,183
	Option Bond Trust Series 2010- 3158, 25.716%, 11/15/17 (IF)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series	6/15 at 100.00	Baa2	1,024,530
	2010A, 6.000%, 6/01/30
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community
	Health, Inc. Obligated Group, Tender Option Bond Trust 3592:
1,000	21.717%, 4/01/17 (IF) (5)	No Opt. Call	AA–	1,084,100
1,000	22.962%, 4/01/17 (IF) (5)	No Opt. Call	AA–	1,157,700
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	2,018,480
	Healthcare System, Series 2006, 5.250%, 8/15/21
7,895	Total Wisconsin			8,353,135
$ 295,935	Total Investments (cost $270,891,446) – 99.7%			276,347,176
	Other Assets Less Liabilities – 0.3%			813,383
	Net Assets – 100%			$ 277,160,559

Investments in Derivatives

Forward Swaps outstanding at July 31, 2010:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (4)	Date	(Depreciation)
Barclays Bank PLC	$5,000,000	Receive	3-Month USD-LIBOR	4.705%	Semi-Annually	2/11/11	2/11/40	$ (823,000)
JPMorgan Chase & Company	3,000,000	Receive	3-Month USD-LIBOR	4.758	Semi-Annually	1/14/11	1/14/40	(531,600)
Morgan Stanley	3,250,000	Receive	3-Month USD-LIBOR	4.698	Semi-Annually	1/28/11	1/28/40	(535,600)
Morgan Stanley	2,500,000	Receive	3-Month USD-LIBOR	4.763	Semi-Annually	6/08/11	6/08/40	(405,000)
Morgan Stanley	2,250,000	Receive	3-Month USD-LIBOR	4.149	Semi-Annually	6/29/11	6/29/40	(115,425)
								$(2,410,625)

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$276,347,176	$ —	$276,347,176
Derivatives:
Forward Swaps*	—	(2,410,625)	—	(2,410,625)
Total	$ —	$273,936,551	$ —	$273,936,551
* Represents net unrealized appreciation (depreciation).

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of July 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation		Unrealized depreciation
		on forward swaps*	$ —	on forward swaps*	$2,410,625
* Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $270,750,119.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 8,867,714
Depreciation	(3,270,657)
Net unrealized appreciation (depreciation) of investments	$ 5,597,057

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Effective Date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Enhanced Municipal Value

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010